UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
 PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
               ___________________ to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

  X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2022-R2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Mohit Marria, (212) 626-2300

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1 for the related information.

Item 3.	Exhibits

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC (“AMC”)

  Schedule 1 – Narrative

  Schedule 2 – Compliance Report (Loan Level Exceptions)

  Schedule 3 – Compliance Report (Exception Standard Report)

  Schedule 4 – Compliance Report (Loan Level Report)

  Schedule 5 – Compliance Report (Itemized Report)

  Schedule 6 – Title Report (Title Diligence Summary)

  Schedule 7 – Title Report (Title Diligence Exceptions)

  Schedule 8 – Servicing Report (Cash Flow)

  Schedule 9 – Servicing Report (Cash Settlement)

  Schedule 10 – Servicing Report (Itemized)

  Schedule 11 – Servicing Report (Pay History)

  Schedule 12 – Servicing Report (Pay String)

  Schedule 13 – Servicing Report (Upload)

  Schedule 14 – Data Integrity Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 18, 2022

Funding Depositor LLC
(Securitizer)
By:	/s/ Mohit Marria
Name: Mohit Marria
Title: President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

  Schedule 1 – Narrative

  Schedule 2 – Compliance Report (Loan Level Exceptions)

  Schedule 3 – Compliance Report (Exception Standard Report)

  Schedule 4 – Compliance Report (Loan Level Report)

  Schedule 5 – Compliance Report (Itemized Report)

  Schedule 6 – Title Report (Title Diligence Summary)

  Schedule 7 – Title Report (Title Diligence Exceptions)

  Schedule 8 – Servicing Report (Cash Flow)

  Schedule 9 – Servicing Report (Cash Settlement)

  Schedule 10 – Servicing Report (Itemized)

  Schedule 11 – Servicing Report (Pay History)

  Schedule 12 – Servicing Report (Pay String)

  Schedule 13 – Servicing Report (Upload)

  Schedule 14 – Data Integrity Report